Portfolio of Investments (unaudited)
As of January 31, 2023
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS—111.2%
AUSTRALIA—1.8%
Diversified REITs—1.3%
Mirvac Group	3,167,642	$ 5,117,669
Retail REITs—0.5%
Scentre Group	912,359	1,979,642
Total Australia		7,097,311
BELGIUM—2.5%
Health Care REITs—1.7%
Aedifica SA	49,155	4,313,450
Cofinimmo SA	27,853	2,533,484
		6,846,934
Industrial REITs—0.8%
Warehouses De Pauw CVA	97,218	3,082,966
Total Belgium		9,929,900
CANADA—2.2%
Residential REITs—0.7%
Canadian Apartment Properties	78,239	2,893,058
Retail REITs—1.5%
SmartCentres Real Estate Investment Trust	289,816	6,142,431
Total Canada		9,035,489
FINLAND—0.5%
Real Estate Operating Companies—0.5%
Kojamo Oyj	139,929	2,148,556
FRANCE—1.6%
Office REITs—0.9%
Gecina SA	29,475	3,491,303
Retail REITs—0.7%
Unibail-Rodamco-Westfield(a)	47,493	3,073,523
Total France		6,564,826
GERMANY—2.8%
Real Estate Development—0.8%
Instone Real Estate Group SE(b)	332,743	3,395,377
Real Estate Operating Companies—2.0%
TAG Immobilien AG	354,977	3,039,967
Vonovia SE	177,169	5,004,653
		8,044,620
Total Germany		11,439,997
HONG KONG—5.7%
Diversified Real Estate Activities—3.2%
Sun Hung Kai Properties Ltd.	920,000	13,047,091
Real Estate Operating Companies—0.8%
Swire Properties Ltd.	1,085,800	3,051,702
Retail REITs—1.7%
Link REIT	866,200	6,933,377
Total Hong Kong		23,032,170
JAPAN—9.4%
Diversified Real Estate Activities—3.3%
Mitsubishi Estate Co. Ltd.	730,500	9,389,203
Tokyu Fudosan Holdings Corp.	760,000	3,856,416
		13,245,619
Diversified REITs—1.6%
Canadian Solar Infrastructure Fund, Inc., UNIT	6,819	6,426,235
	Shares	Value

Industrial REITs—1.8%
GLP J-REIT	3,698	$ 4,184,511
LaSalle Logiport REIT	1,552	1,880,408
Mitsubishi Estate Logistics REIT Investment Corp.	376	1,181,883
		7,246,802
Office REITs—1.5%
Mori Hills REIT Investment Corp.	2,287	2,598,802
Nippon Building Fund, Inc.	360	1,573,331
Orix JREIT, Inc.	1,360	1,871,174
		6,043,307
Residential REITs—1.2%
Comforia Residential REIT, Inc.	1,453	3,228,493
Daiwa Securities Living Investments Corp.	2,044	1,710,228
		4,938,721
Total Japan		37,900,684
MEXICO—2.4%
Industrial REITs—1.3%
Prologis Property Mexico SA de CV	1,039,969	3,391,546
TF Administradora Industrial S de Real de CV	1,227,675	2,099,314
		5,490,860
Real Estate Operating Companies—1.1%
Corp Inmobiliaria Vesta SAB de CV	1,596,651	4,346,370
Total Mexico		9,837,230
NETHERLANDS—0.8%
Real Estate Operating Companies—0.8%
CTP NV(b)	208,510	3,011,484
SINGAPORE—2.9%
Industrial REITs—1.2%
Daiwa House Logistics Trust	10,299,000	5,022,130
Real Estate Operating Companies—1.0%
Capitaland India Trust, UNIT	4,163,700	3,849,743
Retail REITs—0.7%
CapitaLand Integrated Commercial Trust	1,779,100	2,910,845
Total Singapore		11,782,718
SWEDEN—1.4%
Real Estate Operating Companies—1.4%
Castellum AB	125,742	1,725,315
Catena AB	90,513	3,786,703
		5,512,018
UNITED KINGDOM—6.9%
Diversified REITs—1.4%
Land Securities Group PLC	670,648	5,875,417
Health Care REITs—0.7%
Assura PLC	3,917,783	2,692,745
Industrial REITs—2.2%
Segro PLC	880,487	9,063,372
Residential REITs—0.9%
UNITE Group PLC (The)	282,929	3,485,439
Specialized REITs—1.7%
Safestore Holdings PLC	539,397	6,716,405
Total United Kingdom		27,833,378

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2023
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES—70.3%
Health Care REITs—7.7%
Omega Healthcare Investors, Inc.	101,855	$ 2,998,611
Sabra Health Care REIT, Inc.	332,112	4,483,512
Ventas, Inc.	164,045	8,499,171
Welltower, Inc.	197,941	14,853,493
		30,834,787
Hotel & Resort REITs—2.7%
DiamondRock Hospitality Co.	216,003	2,080,109
Host Hotels & Resorts, Inc.	462,634	8,720,651
		10,800,760
Industrial REITs—12.8%
Americold Realty Trust, Inc.	191,948	6,029,086
Prologis, Inc.	351,435	45,433,517
		51,462,603
Mortgage REITs—0.6%
Blackstone Mortgage Trust, Inc., Class A	108,818	2,594,221
Office REITs—3.2%
Alexandria Real Estate Equities, Inc.	51,693	8,309,133
Boston Properties, Inc.	59,872	4,462,859
		12,771,992
Residential REITs—11.6%
American Homes 4 Rent, Class A	142,030	4,870,209
AvalonBay Communities, Inc.	62,052	11,010,507
Equity LifeStyle Properties, Inc.	170,984	12,273,231
Equity Residential	97,240	6,189,326
Mid-America Apartment Communities, Inc.	74,954	12,496,331
		46,839,604
Retail REITs—12.5%
Brixmor Property Group, Inc.	155,403	3,656,633
Kimco Realty Corp.	215,939	4,849,990
National Retail Properties, Inc.	183,245	8,676,651
	Shares	Value

Realty Income Corp.	268,838	$ 18,235,281
Regency Centers Corp., REIT	52,405	3,491,745
Simon Property Group, Inc.	40,688	5,226,780
Spirit Realty Capital, Inc.	145,878	6,401,127
		50,538,207
Specialized REITs—19.2%
American Tower Corp.	20,873	4,662,819
Digital Realty Trust, Inc.	60,960	6,987,235
Equinix, Inc.	28,882	21,318,671
Extra Space Storage, Inc.	46,754	7,379,184
Gaming and Leisure Properties, Inc.	133,026	7,124,873
Public Storage	60,970	18,555,610
VICI Properties, Inc.	333,113	11,385,802
		77,414,194
Total United States		283,256,368
Total Common Stocks		448,382,129
SHORT-TERM INVESTMENT—0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(c)	3,416,318	3,416,318
Total Short-Term Investment		3,416,318
Total Investments (Cost $436,935,882)—112.0%		451,798,447
Liabilities in Excess of Other Assets—(12.0%)		(48,584,121)
Net Assets—100.0%		$403,214,326

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Investments Limited (formerly, Aberdeen Asset Managers Limited) (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official closing price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Investment Adviser as Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
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